UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  28-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Compliance Officer
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

      /s/  Phil Corbet     Guernsey, Channel Islands     November 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $680,638 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-12890                      Longview Partners LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    60279  5156450 SH       DEFINED 01            4729950        0   426500
BANK OF NEW YORK MELLON CORP   COM              064058100    77651  2383380 SH       DEFINED 01            2182180        0   201200
CISCO SYS INC                  COM              17275R102    81391  3607740 SH       DEFINED 01            3294140        0   313600
COREL CORP NEW                 COM              21869X103      741    87200 SH       DEFINED 01              87200        0        0
CVS CAREMARK CORPORATION       COM              126650100    73820  2193100 SH       DEFINED 01            1974200        0   218900
EQUIFAX INC                    COM              294429105    63559  1844950 SH       DEFINED 01            1622450        0   222500
FIDELITY NATL INFORMATION SV   COM              31620M106    73155  3962880 SH       DEFINED 01            3617380        0   345500
L-3 COMMUNICATIONS HLDGS INC   COM              502424104    77483   788070 SH       DEFINED 01             709470        0    78600
MICROSOFT CORP                 COM              594918104    87228  3268200 SH       DEFINED 01            2975200        0   293000
ORACLE CORP                    COM              68389X105    85331  4201420 SH       DEFINED 01            3805520        0   395900